Pacific Funds℠ Small-Cap Growth
Pacific Funds℠ Small-Cap Growth
Investment Goal
This Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 95 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Funds℠ Small-Cap Growth	Class A	Class C	Advisor Class
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Funds℠ Small-Cap Growth		Class A	Class C	Advisor Class
Management Fee		0.85%	0.85%	0.85%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none
Other Expenses		0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		1.62%	2.37%	1.37%
Less Expense Reimbursement	[1]	(0.37%)	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses	[2]	1.25%	2.05%	1.05%
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% for Class A shares through 7/31/2020 and 0.20% for Class C and Advisor Class shares through 7/31/2019. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[2]	after Expense Reimbursement

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example - Pacific Funds℠ Small-Cap Growth - USD ($)	Class A	Class C	Advisor Class
1 year	$ 547	$ 308	$ 107
3 years	843	709	402
5 years	1,200	1,237	719
10 years	$ 2,204	$ 2,682	$ 1,618

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example No Redemption - Pacific Funds℠ Small-Cap Growth - USD ($)	Class A	Class C	Advisor Class
1 year	$ 547	$ 208	$ 107
3 years	843	709	402
5 years	1,200	1,237	719
10 years	$ 2,204	$ 2,682	$ 1,618

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2018, the portfolio turnover rate was 51% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Growth Index, and invests primarily in equity securities of small capitalization growth companies as defined by the Russell 2000 Growth Index. As of March 31, 2018, the market capitalization range of the Russell 2000 Growth Index was approximately $33.5 million to $16.7 billion. As of March 31, 2018, the weighted average market capitalization of the Fund was approximately $3.1 billion. The market capitalization of the companies held in the Fund’s portfolio and the Russell 2000 Growth Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the sub-adviser believes are attractively valued with the potential to exceed investor expectations. Sector allocations are determined based on the sub-adviser’s assessment of investment opportunities and/or market conditions. The Fund may sell securities that no longer meet the investment criteria of the sub-adviser.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus has a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Growth Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this Prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Advisor Class shares. The performance figures shown below for Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Investor Class shares of the Predecessor Fund for periods prior to January 11, 2016. The performance figures for periods prior to January 11, 2016 have not been adjusted to reflect fees and expenses of Class A, Class C and Advisor Class shares of the Fund, respectively. If these returns had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Investor Class shares of the Predecessor Fund commenced operations on December 31, 2014, and the Since Inception returns in the table below are based on this date.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.pacificfunds.com/investor/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).

Calendar Year Total Returns (%)1, 2

[1] Advisor Class return for the period 1/1/18 through 6/30/18: 7.76%

[2] The bar chart and Average Annual Total Returns table previously reflected the returns for Investor Class shares, which are no longer available for this Fund. Advisor Class returns are now shown because Advisor Class has the greatest net assets relative to the other share classes of the Fund.

Best and worst quarterly performance reflected within the bar chart: Q3 2016: 9.04%; Q3 2015: (12.51%)
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Returns - Pacific Funds℠ Small-Cap Growth		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Advisor Class	[1]	18.44%	9.05%	Dec. 31, 2014
Class A	[1]	13.18%	7.24%	Dec. 31, 2014
Class C	[1]	16.23%	8.28%	Dec. 31, 2014
(after taxes on distributions) | Advisor Class	[1]	17.19%	8.40%
(after taxes on distributions and sale of fund shares) | Advisor Class	[1]	11.14%	6.84%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	[1]	22.17%	10.28%	Dec. 31, 2014
[1]	The bar chart and Average Annual Total Returns table previously reflected the returns for Investor Class shares, which are no longer available for this Fund. Advisor Class returns are now shown because Advisor Class has the greatest net assets relative to the other share classes of the Fund.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Advisor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.